Lease liability - Maturity Analysis (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 22,261
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	5,667
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	11,757
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 4,837